Information about Component of Consolidated Statements of Comprehensive Income - Schedule of R&D Classified by Nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Research And Developments Expense Abstract
Amortization of intangible assets	$ 5,079,839	$ 5,923,389	$ 4,804,768
Analysis and storage		5,302	52,660
Commissions and royalties	14,179		16,257
Import and export expenses			855
Depreciation of leased assets	54,505		68,321
Depreciation of property, plant and equipment	767,731	618,627	637,734
Freight and haulage	2,025	30,450	17,707
Employee benefits and social securities	4,032,386	4,727,340	4,781,678
Insurance	49,343	48,872	78,673
Energy and fuel	5,576	8,101	111,481
Maintenance	236,867	283,895	475,868
Supplies and materials	2,731,604	2,361,380	3,078,403
Licenses & Patents	516,591	67,188	181,264
Mobility and travel	141,481	205,741	245,875
Publicity and advertising		23,383
Systems expenses	40,286	29,026	31,410
Vehicles expenses	16,858	30,883	8,252
Share-based incentives	217,494	510,162	136,754
Surveillance expenses			11,145
Professional fees and outsourced services	878,973	1,325,361	550,585
Professional fees related parties	90,533	256,877	542,551
Office supplies	261,263	696,760	111,618
Miscellaneous	976	269,750	128
Total	15,138,510	17,422,487	15,943,987
R&D capitalized (Note 8.3)	8,614,448	11,856,331	10,753,047
R&D profit and loss	15,138,510	17,422,487	15,943,987
Total	$ 23,752,958	$ 29,278,818	$ 26,697,034